Related party transactions - Disclosure of significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Net revenues	€ 149,419	€ 47,656	[1]	€ 58,993	[1]
Cost of revenues	119,943	38,250	[1]	46,625	[1]
Selling, general and other costs	9,130	3,923	[1]	4,922	[1]
Net financial (income)/expenses	734	94	[1]	124	[1]
Trade and other receivables	11,442	6,793
Trade payables and other liabilities	50,316	29,205
Asset- backed financing	993	260
Debt	32,589	13,443
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Net revenues	8,274	4,753		5,455
Cost of revenues	4,502	2,801		2,947
Selling, general and other costs	222	48		33
Net financial (income)/expenses	30	(5)		(6)
Trade and other receivables	837	767
Trade payables and other liabilities	1,372	472
Asset- backed financing	121	136
Debt	142	13
Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	7,384	4,672		5,327
Cost of revenues	2,010	884		567
Selling, general and other costs	78	0		0
Net financial (income)/expenses	36	(2)		0
Trade and other receivables	647	485
Trade payables and other liabilities	835	285
Asset- backed financing	121	136
Debt	114	13
Associates
Disclosure of transactions between related parties [line items]
Net revenues	91	81		128
Cost of revenues	2,192	1,917		2,380
Selling, general and other costs	16	0		0
Net financial (income)/expenses	(2)	(3)		(6)
Trade and other receivables	34	282
Trade payables and other liabilities	437	187
Asset- backed financing	0	0
Debt	0	0
CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	538	0		0
Cost of revenues	289	0		0
Selling, general and other costs	123	48		33
Net financial (income)/expenses	0	0		0
Trade and other receivables	95	0
Trade payables and other liabilities	66	0
Asset- backed financing	0	0
Debt	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Net revenues	261	0		0
Cost of revenues	11	0		0
Selling, general and other costs	5	0		0
Net financial (income)/expenses	(4)	0		0
Trade and other receivables	61	0
Trade payables and other liabilities	34	0
Asset- backed financing	0	0
Debt	28	0
Tofas | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	831	0		0
Cost of revenues	1,220	0		0
Selling, general and other costs	14	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	25	0
Trade payables and other liabilities	356	0
Asset- backed financing	0	0
Debt	0	0
FCA Bank | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	1,666	0		0
Cost of revenues	19	0		0
Selling, general and other costs	(1)	0		0
Net financial (income)/expenses	39	0		0
Trade and other receivables	105	0
Trade payables and other liabilities	115	0
Asset- backed financing	1	0
Debt	88	0
GAC FCA JV | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	45	0		0
Cost of revenues	0	0		0
Selling, general and other costs	0	0		0
Net financial (income)/expenses	(3)	0		0
Trade and other receivables	125	0
Trade payables and other liabilities	5	0
Asset- backed financing	0	0
Debt	0	0
Dongfeng Peugeot Citroën Auto Finance Company | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	150	95		189
Cost of revenues	122	54		129
Selling, general and other costs	0	0		0
Net financial (income)/expenses	0	(2)		0
Trade and other receivables	132	126
Trade payables and other liabilities	68	53
Asset- backed financing	0	0
Debt	0	0
Partnership with Santander | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	3,955	3,799		5,138
Cost of revenues	632	558		438
Selling, general and other costs	57	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	165	298
Trade payables and other liabilities	139	134
Asset- backed financing	120	136
Debt	26	13
Partnership with BNP Paribas Personal Finance | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	733	778		0
Cost of revenues	15	272		0
Selling, general and other costs	0	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	93	61
Trade payables and other liabilities	138	98
Asset- backed financing	0	0
Debt	0	0
Other | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	4	0		0
Cost of revenues	2	0		0
Selling, general and other costs	8	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	2	0
Trade payables and other liabilities	14	0
Asset- backed financing	0	0
Debt	0	0
Other | Associates
Disclosure of transactions between related parties [line items]
Net revenues	66	58		95
Cost of revenues	144	4		116
Selling, general and other costs	16	0		0
Net financial (income)/expenses	(2)	(3)		(6)
Trade and other receivables	19	279
Trade payables and other liabilities	54	30
Asset- backed financing	0	0
Debt	0	0
Other | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	179	0		0
Cost of revenues	5	0		0
Selling, general and other costs	49	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	55	0
Trade payables and other liabilities	31	0
Asset- backed financing	0	0
Debt	0	0
GEFCO | Associates
Disclosure of transactions between related parties [line items]
Net revenues	25	23		33
Cost of revenues	2,048	1,913		2,264
Selling, general and other costs	0	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	15	3
Trade payables and other liabilities	383	157
Asset- backed financing	0	0
Debt	0	0
CNHI | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	332	0		0
Cost of revenues	169	0		0
Selling, general and other costs	1	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	29	0
Trade payables and other liabilities	12	0
Asset- backed financing	0	0
Debt	0	0
Ferrari N.V. | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	27	0		0
Cost of revenues	115	0		0
Selling, general and other costs	0	0		0
Net financial (income)/expenses	0	0		0
Trade and other receivables	11	0
Trade payables and other liabilities	23	0
Asset- backed financing	0	0
Debt	0	0
Directors and Key Management | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	0	0		0
Cost of revenues	0	0		0
Selling, general and other costs	73	48		33
Net financial (income)/expenses	€ 0	€ 0		€ 0

[1]	Refer to Note 3, Scope of consolidation